SHARE CAPITAL AND RESERVES (Summary of Share Purchase Other Equity Instruments) (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	24,009,972	28,046,400	29,307,173
Number Of Warrants Outstanding One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	1,043,572
Exercise Price per Share	$ 0.97
Expiry Date	May 06, 2018
Number Of Warrants Outstanding Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	3,000,000
Exercise Price per Share	$ 4.50
Expiry Date	Mar. 23, 2020
Number Of Warrants Outstanding Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	15,000,000
Exercise Price per Share	$ 3.50
Expiry Date	Oct. 27, 2020
Number Of Warrants Outstanding Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	4,966,400
Exercise Price per Share	$ 4.00
Expiry Date	Nov. 03, 2020